Condensed Consolidated Balance Sheet - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Assets
Cash and balances at central banks	£ 39,612	£ 44,190
Derivative financial instruments	2,556	2,407
Other financial assets at fair value through profit or loss	261	129
Loans and advances to customers	211,055	219,716
Loans and advances to banks	1,173	992
Reverse repurchase agreements - non trading	12,024	7,348
Other financial assets at amortised cost	152	156
Macro hedge of interest rate risk	(3,516)	(2,657)
Financial assets at fair value through other comprehensive income	7,072	6,024
Interests in other entities	222	252
Intangible assets	1,549	1,550
Property, plant and equipment	1,495	1,513
Current tax assets	532	478
Retirement benefit assets	998	1,050
Other assets	1,724	2,016
Assets held for sale	49	49
Total assets	276,958	285,213
Liabilities
Derivative financial instruments	1,543	951
Other financial liabilities at fair value through profit or loss	864	803
Deposits by customers	187,934	195,568
Deposits by banks	25,580	28,525
Repurchase agreements - non trading	9,853	7,982
Debt securities in issue	31,831	31,531
Subordinated liabilities	2,150	2,332
Macro hedge of interest rate risk	(67)	95
Other liabilities	2,243	2,581
Provisions	395	378
Deferred tax liabilities	34	35
Retirement benefit obligations	25	25
Total liabilities	262,385	270,806
Equity
Share capital	3,105	3,105
Share premium	5,620	5,620
Other equity instruments	1,956	1,956
Retained earnings	5,071	4,848
Other reserves	(1,179)	(1,122)
Total equity	14,573	14,407
Total liabilities and equity	£ 276,958	£ 285,213